UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File number: 811-4321

JPMorgan Value Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Jeffrey L. Steele
President
JPMorgan Value Opportunities Fund, Inc.
1101 Vermont Avenue, NW
Washington, DC 20005
(Name and address of agent for service)

Copies to:
Julian E. Markham, Esq.
Thompson, O'Donnell
1212 New York Avenue, Suite 1000, NW
Washington, DC 20005
(Counsel for the registrant)

Registrant's telephone number, including area code:   (202) 842-5665

Date of fiscal year end: June 30, 2012

Date of reporting period: March 31, 2012

ITEM	ITEM 1. Schedule of Investments.

SHARES	SECURITY DESCRIPTION	VALUE($)
	Common Stocks — 98.5%
	Consumer Discretionary — 12.5%
	Auto Components — 1.4%
70	Lear Corp.	3,254
101	TRW Automotive Holdings Corp. (a)	4,701
		7,955
	Automobiles — 0.7%
153	General Motors Co. (a)	3,924

	Internet & Catalog Retail — 0.1%
20	Expedia, Inc.	672

	Media — 8.2%
291	CBS Corp. (Non-Voting), Class B	9,868
460	Comcast Corp., Class A	13,789
199	DISH Network Corp., Class A	6,560
465	News Corp., Class A	9,152
159	Time Warner, Inc.	5,995
		45,364
	Multiline Retail — 0.3%
37	Macy's, Inc.	1,458

	Specialty Retail — 1.8%
14	AutoZone, Inc. (a)	5,242
51	Best Buy Co., Inc.	1,217
72	Home Depot, Inc. (The)	3,643
		10,102
	Total Consumer Discretionary	69,475
	Consumer Staples — 4.0%
	Beverages — 1.1%
266	Constellation Brands, Inc., Class A (a)	6,284

	Food & Staples Retailing — 1.9%
238	CVS Caremark Corp.	10,647

	Food Products — 1.0%
145	Kraft Foods, Inc., Class A	5,512
	Total Consumer Staples	22,443
	Energy — 12.4%
	Energy Equipment & Services — 0.8%
40	Baker Hughes, Inc.	1,674
52	Halliburton Co.	1,736
13	Schlumberger Ltd.	930
		4,340
	Oil, Gas & Consumable Fuels — 11.6%
100	Apache Corp.	10,018
117	Chevron Corp.	12,533
197	ConocoPhillips	14,997
29	Devon Energy Corp.	2,070

SHARES	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — Continued
57	EQT Corp.	2,724
85	Occidental Petroleum Corp.	8,106
101	Peabody Energy Corp.	2,928
37	Southwestern Energy Co. (a)	1,138
330	Williams Cos., Inc. (The)	10,164
		64,678
	Total Energy	69,018
	Financials — 28.0%
	Capital Markets — 5.8%
81	Goldman Sachs Group, Inc. (The)	10,021
126	Invesco Ltd.	3,371
258	Morgan Stanley	5,071
303	State Street Corp.	13,780
		32,243
	Commercial Banks — 5.8%
393	Huntington Bancshares, Inc.	2,533
183	North American Financial Holdings, Inc., Class A (a) (e) (f) (i)	3,630
762	Wells Fargo & Co.	26,007
		32,170
	Consumer Finance — 1.5%
155	Capital One Financial Corp.	8,645

	Diversified Financial Services — 6.9%
486	Bank of America Corp.	4,649
680	Citigroup, Inc.	24,845
17	CME Group, Inc.	5,035
26	IntercontinentalExchange, Inc. (a)	3,628
		38,157
	Insurance — 8.0%
123	Aflac, Inc.	5,666
119	Allstate Corp. (The)	3,921
43	Everest Re Group Ltd., (Bermuda)	3,941
497	MetLife, Inc.	18,555
23	PartnerRe Ltd., (Bermuda)	1,541
170	Prudential Financial, Inc.	10,755
		44,379
	Total Financials	155,594
	Health Care — 14.7%
	Biotechnology — 1.8%
9	Biogen Idec, Inc. (a)	1,109
111	Celgene Corp. (a)	8,576
		9,685

SHARES	SECURITY DESCRIPTION	VALUE($)
	Common Stocks — Continued
	Health Care Equipment & Supplies — 0.5%
54	Covidien plc, (Ireland)	2,936

	Health Care Providers & Services — 7.1%
139	Cigna Corp.	6,865
94	Humana, Inc.	8,665
74	McKesson Corp.	6,499
297	UnitedHealth Group, Inc.	17,529
		39,558
	Pharmaceuticals — 5.3%
398	Merck & Co., Inc.	15,284
357	Mylan, Inc. (a)	8,372
248	Pfizer, Inc.	5,611
		29,267
	Total Health Care	81,446
	Industrials — 10.3%
	Aerospace & Defense — 0.6%
39	United Technologies Corp.	3,251

	Building Products — 0.1%
48	Masco Corp.	642

	Construction & Engineering — 0.8%
79	Fluor Corp.	4,755

	Electrical Equipment — 0.4%
38	Emerson Electric Co.	1,983

	Industrial Conglomerates — 2.3%
266	General Electric Co.	5,339
135	Tyco International Ltd., (Switzerland)	7,563

	Machinery — 3.7%
17	Deere & Co.	1,359
58	Joy Global, Inc.	4,245
103	Navistar International Corp. (a)	4,150
160	PACCAR, Inc.	7,502
38	Parker Hannifin Corp.	3,220
		20,476
	Road & Rail — 2.4%
185	Hertz Global Holdings, Inc. (a)	2,782
65	Norfolk Southern Corp.	4,259
57	Union Pacific Corp.	6,143
		13,184
	Total Industrials	57,193
	Information Technology — 11.9%
	Communications Equipment — 4.8%
1,068	Cisco Systems, Inc.	22,597

SHARES	SECURITY DESCRIPTION	VALUE($)

	Communications Equipment — Continued
59	QUALCOMM, Inc.	4,006
		26,603
	Computers & Peripherals — 2.3%
18	Apple, Inc. (a)	10,491
45	SanDisk Corp. (a)	2,231
		12,722
	Electronic Equipment, Instruments & Components — 1.7%
52	Arrow Electronics, Inc. (a)	2,195
113	Avnet, Inc. (a)	4,094
83	TE Connectivity Ltd., (Switzerland)	3,046
		9,335
	IT Services — 0.5%
84	Fidelity National Information Services, Inc.	2,766

	Semiconductors & Semiconductor Equipment — 1.9%
109	Altera Corp.	4,333
99	Lam Research Corp. (a)	4,417
33	Texas Instruments, Inc.	1,116
27	Xilinx, Inc.	998
		10,864
	Software — 0.7%
133	Oracle Corp.	3,870
	Total Information Technology	66,160
	Materials — 1.4%
	Chemicals — 1.0%
100	E.I. du Pont de Nemours & Co.	5,274

	Containers & Packaging — 0.4%
61	Crown Holdings, Inc. (a)	2,228
	Total Materials	7,502
	Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.2%
170	Verizon Communications, Inc.	6,495

	Wireless Telecommunication Services — 0.1%
289	Sprint Nextel Corp. (a)	824
	Total Telecommunication Services	7,319
	Utilities — 2.0%
	Electric Utilities — 0.9%
50	NextEra Energy, Inc.	3,073
56	PPL Corp.	1,571
		4,644

SHARES	SECURITY DESCRIPTION	VALUE($)
	Common Stocks — Continued
	Gas Utilities — 0.5%
70	AGL Resources, Inc.	2,737

	Multi-Utilities — 0.6%
80	PG&E Corp.	3,490
	Total Utilities	10,871
	Total Common Stocks	547,021
	(Cost $435,680)
	Short-Term Investment — 0.9%
	Investment Company — 0.9%
4,996	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (b) (l)	4,996
	(Cost $4,996)

	Total Investments — 99.4%	552,017
	(Cost $440,676)
	Other Assets in Excess of Liabilities — 0.6%	3,602
	NET ASSETS — 100.0%	$555,619

	Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Directors. The Fund owns fair valued securities with a value of approximately $3,483,000 which amounts to 0.6% of total investments.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Directors and may be difficult to sell.
(l)	The rate shown is the current yield as of September 30, 2010.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$89,753
Aggregate gross unrealized depreciation	(5,593)
Net unrealized appreciation/depreciation	$84,160
Federal income tax cost of investments	$490,313

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$56,998	$–	$–	$56,998
Consumer Staples	46,447	–	–	46,447
Energy	71,365	–	–	71,365
Financials	150,787	–	3,483	154,270
Health Care	84,087	–	–	84,087
Industrials	50,314	–	–	50,314
Information Technology	45,783	–	–	45,783
Materials	22,047	–	–	22,047
Telecommunication Services	19,601	–	–	19,601
Utilities	22,357	–	–	22,357
Total Common Stocks	569,786	–	3,483	573,269
Short-Term Investment
Investment Company	1,204	–	–	1,204
Total Investments in Securities	$570,990	$–	$3,483	$574,473

There were no significant transfers between Levels 1 and 2 during the period ended March 31, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 06/30/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases1	Sales2	Transfers into Level 3	Transfers out of Level 3	Balance as of 03/31/12
Investments in Securities
Common Stocks - Financials	$ 3,116	$ -	$ 514	$ -	$ -	$ -	$ -	$ -	$ 3,630

1 Purchases include all purchases of securities and securities received in corporate actions.
2 Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $514,000.

ITEM 2.  Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There was no change in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Value Opportunities Fund, Inc.

By     /s/ Jeffrey L. Steele
         Jeffrey L. Steele, President and Principal Executive Officer

Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/Jeffrey L. Steele
             Jeffrey L. Steele, President and Principal Executive Officer

Date: May 29, 2012

 By       /s/ Michael W. Stockton
    Michael W. Stockton, Principal Financial Officer,
           Senior Vice President and Treasurer

Date: May 29, 2012